Capital Risk Management (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Risk Management
Total borrowings	$ 609,771,403	$ 651,628,487
Total shareholders' equity	$ 573,091,238	$ 410,426,916	$ 408,132,148	$ 422,243,261
Gearing ratio	52.00%	61.00%